Other provisions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2020
Disclosure of other provisions [line items]
Charge for the period	£ 294
Other provisions	1,499	£ 1,722		£ 1,722
Provision used, other provisions	507
HBOS
Disclosure of other provisions [line items]
Value of offers after compensation assessment	150	159	£ 109
Ex-gratia payments			15
Payments in respect of settlements, reimbursement rights			£ 6
Lifetime cost of legal claim	£ 585			435
Percentage of accepted offers	99.00%
Payment protection insurance
Disclosure of other provisions [line items]
Other provisions					£ 55
Provision used, other provisions	£ 143
Regulatory provisions
Disclosure of other provisions [line items]
Charge for the period	310
Other provisions	469	£ 520		£ 520
Provision used, other provisions	361
Payment Protection Insurance, excluding MBNA | Payment protection insurance
Disclosure of other provisions [line items]
Total payment protection insurance to date	21,906
Payment Protection Insurance, MBNA | Payment protection insurance
Disclosure of other provisions [line items]
Group's exposure cap	240
Increase in exposure to credit risk on loan commitments and financial guarantee contracts	0
Arreas handling
Disclosure of other provisions [line items]
Other provisions	38
Total arrears handling to date	£ 1,017